Dividend Restrictions - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Equity [Abstract]
Dividend paid to the parent company	$ 380.0
Additional dividends that could have been paid to the Parent Company without regulatory approval	$ 301.6